Financial Risk Factors and Risk Management - Liquidity Risk Management (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2017 EUR (€)
FINANCIAL RISK MANAGEMENT
Commercial paper, outstanding	€ 498,000,000	€ 0
Available lines of credit	1,200,000,000	555,000,000
Proceeds from borrowings	2,767,000,000	13,000,000	€ 158,000,000
Borrowings	9,385,000,000	€ 7,755,000,000
Sustainability linked revolving credit facility
FINANCIAL RISK MANAGEMENT
Maximum borrowing capacity	€ 3,000,000,000			€ 2,500,000,000
Number of extension options | item	2
Term of extension option	1 year
Commitment fee (as a percent)				7.00%
Money market loans
FINANCIAL RISK MANAGEMENT
Borrowings	€ 1,000,000,000